SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated information of revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenues by business lines
Total Revenues from Operations	$ 1,710,172	$ 1,660,119	$ 6,000,597	$ 3,152,592	$ 4,913,102	$ 2,188,840
Total revenues	1,740,920	3,543,049	6,323,918	8,249,033	11,743,218	6,167,687
Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services	930,625	642,963	3,353,400	1,535,138	2,247,645	1,285,586
Total Revenues from Operations	1,740,920	1,660,119	6,323,918	3,152,592	4,913,102	2,188,840
Total revenues		1,660,119		3,152,592	4,913,102	2,188,840
Continuing Operations [Member] | Online Ride-Hailing Platform Services [Member]
Revenues by business lines
Total revenues from Online Lending Services	810,295	1,017,156	2,970,518	1,617,454	2,665,457	903,254
Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services		1,882,930		5,096,441	6,830,116	3,971,694
Total revenues from Online Lending Services						7,153
Total Revenues from Operations					6,830,116	3,978,847
Total revenues		1,882,930		5,096,441	6,830,116	3,978,847
Operating lease revenues from automobile rentals [Members] | Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services	781,210	510,636	2,570,959	1,165,625	1,722,480	224,590
Operating lease revenues from automobile rentals [Members] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services		1,436,886		4,274,900	5,452,483	3,207,781
Service fees from NEVs leasing [Members] | Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services	49,002	43,015	291,675	87,112	126,227
Service fees from NEVs leasing [Members] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services		242		58,185	232,295
Commissions from online ride-hailing platforms [Member] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services		274,643		274,643	399,600	32,797
Financing revenues [Members] | Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services	8,606	22,072	30,965	86,454	101,828	184,115
Financing revenues [Members] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services		3,677		15,284	15,855	43,744
Service fees from management and guarantee services [Members] | Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services	8,915	11,616	31,659	54,987	73,554	79,565
Service fees from management and guarantee services [Members] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services		38,221		96,019	217,838	206,248
Service fees from automobile purchase services [Member] | Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services			21,192		1,468	188,822
Revenues from sales of automobiles [Members] | Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services			225,900		26,019	487,947
Facilitation fees from automobile transactions [Member] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services						1,665
Other service fees [Member] | Continuing Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services	$ 82,892	55,624	$ 181,050	140,960	196,069	120,547
Other service fees [Member] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Automobile Transaction and Related Services		$ 129,261		$ 377,410	$ 512,045	479,459
Transaction fees [Member] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Online Lending Services						3,488
Service fees [Member] | Discontinued Operations [Member]
Revenues by business lines
Total revenues from Online Lending Services						$ 3,665